Consolidated Statements of Changes in Equity ₨ in Millions, $ in Millions		INR (₨)	USD ($)	Share capital [member] INR (₨)	Share capital [member] USD ($)	Securities premium [member] INR (₨)	Securities premium [member] USD ($)	Treasury shares [member] INR (₨)		Treasury shares [member] USD ($)	[5]	Reserve of share-based payments [member] INR (₨)	Reserve of share-based payments [member] USD ($)	Translation of foreign operations [member] INR (₨)	Translation of foreign operations [member] USD ($)	Available for sale financial investments [member] INR (₨)	Available for sale financial investments [member] USD ($)	Cash flow hedges [member] INR (₨)	Cash flow hedges [member] USD ($)	Retained earnings [member] INR (₨) [2]	Retained earnings [member] USD ($)	[2]	Total [member] INR (₨)	Total [member] USD ($)	Non-controlling interests [member] INR (₨)		Non-controlling interests [member] USD ($)
Beginning balance at Mar. 31, 2018		₨ 754,177		₨ 3,718		₨ 190,452		₨ (2,607)	[1]			₨ 1,773		₨ 98,673		₨ 1,532		₨ (104)		₨ 303,363			₨ 596,800		₨ 157,377
Profit / (loss) for the year		76,229																		49,775			49,775		26,454
Other comprehensive income/ (loss) for the year, net of tax		6,246												8,277		(446)		(630)		(122)			7,079		(833)
Total Comprehensive Income / (loss) for the year		82,475												8,277		(446)		(630)		49,653			56,854		25,621
Purchase of treasury shares		(1,425)						(1,425)	[1]														(1,425)
Stock options cancelled during the year												(71)								71
Recognition of share based payment		822										822											822
Exercise of stock options		44						61	[1]			(31)								14			44
Acquisition of FACOR (Refer Note 4(a))		1,962																							1,962
Dividend		(105,534)																		(69,795)			(69,795)		(35,739)	[3]
Change in fair value of put option liability/ conversion option asset/ derecognition of non-controlling interest		(575)																		(1,962)			(1,962)		1,387
Ending Balance at Mar. 31, 2019		731,946		3,718		190,452		(3,971)	[4]			2,493		106,950		1,086		(734)		281,344			581,338		150,608
Profit / (loss) for the year		(42,100)																		(61,248)			(61,248)		19,148
Other comprehensive income/ (loss) for the year, net of tax		7,018												9,498		(738)		464		(926)			8,298		(1,280)
Total Comprehensive Income / (loss) for the year		(35,082)												9,498		(738)		464		(62,174)			(52,950)		17,868
Stock options cancelled during the year												(519)								519
Recognition of share based payment		754										754											754
Exercise of stock options		0						165	[4]			(232)								67			0		0
Acquisition of FACOR (Refer Note 4(a))		(1,074)																		1,268			1,268		(2,342)
Dividend		(14,441)																		(14,441)			(14,441)		0
Change in fair value of put option liability/ conversion option asset/ derecognition of non-controlling interest		(208)																		(3,448)			(3,448)		3,240
Ending Balance at Mar. 31, 2020		681,895		3,718		190,452		(3,806)	[5]			2,496		116,448		348		(270)		203,135			512,521		169,374
Profit / (loss) for the year		146,990	$ 2,010																	112,883			112,883		34,107
Other comprehensive income/ (loss) for the year, net of tax		2,062	28											777		621		(212)		(64)			1,122		940
Total Comprehensive Income / (loss) for the year		149,052	2,038											777		621		(212)		112,819			114,005		35,047
Stock options cancelled during the year		(325)										(920)								595			(325)
Recognition of share based payment		575										575											575
Exercise of stock options								583	[5]			(444)								(139)
Acquisition of FACOR (Refer Note 4(a))		(309)																							(309)
Dividend		(91,216)																		(35,187)			(35,187)		(56,029)
Change in fair value of put option liability/ conversion option asset/ derecognition of non-controlling interest		(262)																		(1,631)			(1,631)		1,369
Effect of fair valuation of inter-company loan	[6]	(5,361)																		(5,361)			(5,361)
Ending Balance at Mar. 31, 2021		₨ 734,049	$ 10,036	₨ 3,718	$ 51	₨ 190,452	$ 2,604	₨ (3,223)	[5]	$ (44)		₨ 1,707	$ 23	₨ 117,225	$ 1,603	₨ 969	$ 13	₨ (482)	$ (7)	₨ 274,231	$ 3,750		₨ 584,597	$ 7,993	₨ 149,452		$ 2,043

[1]	Treasury share represents 14,998,702 equity shares (face value of ₹ 1 each) of the Company purchased by Vedanta Limited ESOP Trust pursuant to the Company’s stock option scheme as detailed in Note 29.
[2]	Retained earnings mainly includes general reserve, debenture redemption reserve, preference share redemption reserve and capital reserve (Refer Note 30)
[3]	Includes tax on dividend
[4]	Treasury share represents 14,378,261 equity shares (face value of ₹ 1 each) of the Company purchased by Vedanta Limited ESOP Trust pursuant to the Company’s stock option scheme as detailed in Note 29.
[5]	Treasury share represents 12,193,159 equity shares (face value of ₹ 1 each) of the Company purchased by Vedanta Limited ESOP Trust pursuant to the Company’s stock option scheme as detailed in Note 29.
[6]	An amount of ₹ 3,364 million ($ 46 million) was originally recognized as a transaction with the shareholder and the same was increased by ₹ 5,802 million ($ 79 million) upon revision in terms. Of the same, ₹ 3,805 million ($ 52 million) was reversed on a subsequent modification during the year. Refer note 35(b) for further details.